Convertible Debt (Details)	9 Months Ended
Sep. 30, 2023 USD ($)
Statement [Line Items]
Total convertible debt obligation beginning balance	$ 0
Acquisition of Engine	7,111,333
Interest expense	275,822
Accrued interest on conversion / interest payments	(250,000)
Change in fair value	(541,136)
Total convertible debt obligation ending balance	6,596,019
2020 series convertible debentures [member]
Statement [Line Items]
Total convertible debt obligation beginning balance	0
Acquisition of Engine	2,082,304
Interest expense	41,233
Accrued interest on conversion / interest payments	0
Change in fair value	(622,693)
Total convertible debt obligation ending balance	1,500,844
EB CD [member]
Statement [Line Items]
Total convertible debt obligation beginning balance	0
Acquisition of Engine	5,029,029
Interest expense	234,589
Accrued interest on conversion / interest payments	(250,000)
Change in fair value	81,557
Total convertible debt obligation ending balance	$ 5,095,175